Investments (Changes in Net Unrealized Investment Gains Losses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes In Net Unrealized Investment Gains Losses Included In Accumulated Other Comprehensive Loss [Abstract]
Balance at January 1,	$ 8,414	$ 14,419	$ 8,674
Fixed maturity securities on which noncredit OTTI losses have been recognized	106	143	363
Unrealized investment gains (losses) during the year	15,521	(17,618)	12,467
Unrealized investment gains (losses) relating to:
Future policy benefits	(1,988)	5,151	(2,053)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI	(10)	(13)	(28)
DAC, VOBA and DSI	(756)	1,295	(685)
Policyholder dividend obligation	(1,384)	2,057	(909)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI	(31)	(46)	(117)
Deferred income tax benefit (expense)	(3,600)	3,017	(3,279)
Net unrealized investment gains (losses)	16,272	8,405	14,433
Net unrealized investment gains (losses) attributable to noncontrolling interests	(37)	9	(14)
Balance at December 31,	16,235	8,414	14,419
Change in net unrealized investment gains (losses)	7,858	(6,014)	5,759
Change in net unrealized investment gains (losses) attributable to noncontrolling interests	(37)	9	(14)
Change in net unrealized investment gains (losses) attributable to MetLife, Inc.	$ 7,821	$ (6,005)	$ 5,745